UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2009 to September 30, 2009

Item 1:           Schedule of Investments

Credit Suisse Large Cap Blend Fund

Schedule of Investments

September 30, 2009 (unaudited)

	Number of
	Shares	Value
COMMON STOCKS (98.4%)
Aerospace & Defense (4.3%)
General Dynamics Corp.	800	$51,680
Honeywell International, Inc.	1,900	70,585
Lockheed Martin Corp.	800	62,464
Northrop Grumman Corp.	15,400	796,950
Raytheon Co.	7,700	369,369
The Boeing Co.	500	27,075
United Technologies Corp.	1,900	115,767
		1,493,890
Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	500	28,875
FedEx Corp.	2,700	203,094
United Parcel Service, Inc. Class B	1,300	73,411
		305,380
Auto Components (0.1%)
Johnson Controls, Inc.	800	20,448
The Goodyear Tire & Rubber Co.*	100	1,703
		22,151
Automobiles (0.1%)
Ford Motor Co.*	4,500	32,445
Harley-Davidson, Inc.	100	2,300
		34,745
Beverages (2.0%)
Brown-Forman Corp. Class B	175	8,438
Coca-Cola Enterprises, Inc.	17,300	370,393
Molson Coors Brewing Co. Class B	200	9,736
PepsiCo, Inc.	1,600	93,856
The Coca-Cola Co.	4,300	230,910
		713,333
Biotechnology (1.1%)
Amgen, Inc.*	4,408	265,494
Biogen Idec, Inc.*	500	25,260
Celgene Corp.*	350	19,565
Gilead Sciences, Inc.*	1,200	55,896
Myriad Genetics, Inc.*	400	10,960
Myriad Pharmaceuticals, Inc.*	500	2,930
PDL BioPharma, Inc.	300	2,364
		382,469
Building Products (0.0%)
Griffon Corp.*	200	2,014

Capital Markets (3.7%)
BlackRock, Inc.	200	43,364
E*Trade Financial Corp.*	400	700
Morgan Stanley	8,000	247,040
Northern Trust Corp.	500	29,080
State Street Corp.	600	31,560
T. Rowe Price Group, Inc.	1,000	45,700
TD Ameritrade Holding Corp.*	1,400	27,468
The Bank of New York Mellon Corp.	7,000	202,930
The Charles Schwab Corp.	3,600	68,940
The Goldman Sachs Group, Inc.	3,300	608,355
		1,305,137
Chemicals (2.0%)
CF Industries Holdings, Inc.	2,200	189,706
E.I. Du Pont de Nemours & Co.	600	19,284

	Number of Shares	Value
COMMON STOCKS
Chemicals
Ecolab, Inc.	100	$4,623
Monsanto Co.	1,100	85,140
Olin Corp.	100	1,744
Praxair, Inc.	200	16,338
Terra Industries, Inc.	600	20,802
The Dow Chemical Co.	12,400	323,268
The Mosaic Co.	1,100	52,877
		713,782
Commercial Banks (3.5%)
BB&T Corp.	6,100	166,164
Huntington Bancshares, Inc.	400	1,884
Marshall & Ilsley Corp.	900	7,263
PNC Financial Services Group, Inc.	1,200	58,308
Regions Financial Corp.	900	5,589
SunTrust Banks, Inc.	2,500	56,375
U.S. Bancorp	11,000	240,460
Wells Fargo & Co.	24,000	676,320
Zions Bancorporation	100	1,797
		1,214,160
Commercial Services & Supplies (0.1%)
Mine Safety Appliances Co.	100	2,751
Waste Management, Inc.	1,000	29,820
		32,571
Communications Equipment (1.8%)
Cisco Systems, Inc.*	9,300	218,922
JDS Uniphase Corp.*	100	711
Juniper Networks, Inc.*	7,700	208,054
Motorola, Inc.	7,900	67,861
QUALCOMM, Inc.	3,100	139,438
Tellabs, Inc.*	100	692
		635,678
Computers & Peripherals (7.1%)
Apple, Inc.*	6,500	1,204,905
Dell, Inc.*	2,000	30,520
EMC Corp.*	37,700	642,408
Hewlett-Packard Co.	4,200	198,282
Intermec, Inc.*	100	1,410
International Business Machines Corp.	2,600	310,986
QLogic Corp.*	500	8,600
Sun Microsystems, Inc.*	9,100	82,719
Teradata Corp.*	100	2,752
		2,482,582
Construction & Engineering (0.3%)
Fluor Corp.	1,900	96,615

Consumer Finance (2.6%)
American Express Co.	20,000	678,000
Capital One Financial Corp.	6,000	214,380
SLM Corp.*	100	872
		893,252
Containers & Packaging (0.0%)
Packaging Corp. of America	100	2,040
Pactiv Corp.*	500	13,025
Sealed Air Corp.	100	1,963
		17,028
Diversified Consumer Services (0.2%)
Apollo Group, Inc. Class A*	800	58,936

	Number of Shares	Value
COMMON STOCKS
Diversified Consumer Services
Corinthian Colleges, Inc.*	200	$3,712
Regis Corp.	200	3,100
		65,748
Diversified Financial Services (4.6%)
Bank of America Corp.	17,700	299,484
Citigroup, Inc.	49,000	237,160
CME Group, Inc.	200	61,638
JPMorgan Chase & Co.	22,900	1,003,478
		1,601,760
Diversified Telecommunication Services (4.8%)
AT&T, Inc.	26,900	726,569
Qwest Communications International, Inc.	2,400	9,144
Verizon Communications, Inc.	30,400	920,208
		1,655,921
Electric Utilities (1.2%)
American Electric Power Co., Inc.	2,900	89,871
Duke Energy Corp.	900	14,166
Edison International	2,400	80,592
Exelon Corp.	400	19,848
FirstEnergy Corp.	500	22,860
FPL Group, Inc.	300	16,569
Hawaiian Electric Industries, Inc.	100	1,812
PPL Corp.	2,700	81,918
Southern Co.	2,700	85,509
		413,145
Electrical Equipment (0.1%)
Emerson Electric Co.	600	24,048

Electronic Equipment, Instruments & Components (0.6%)
Corning, Inc.	13,600	208,216
Jabil Circuit, Inc.	100	1,341
Molex, Inc.	100	2,088
		211,645
Energy Equipment & Services (0.8%)
Diamond Offshore Drilling, Inc.	500	47,760
Halliburton Co.	600	16,272
Nabors Industries, Ltd.*	100	2,090
Schlumberger, Ltd.	3,600	214,560
Smith International, Inc.	200	5,740
		286,422
Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	300	16,938
CVS Caremark Corp.	1,500	53,610
Sysco Corp.	1,100	27,335
The Kroger Co.	2,900	59,856
Wal-Mart Stores, Inc.	3,900	191,451
Walgreen Co.	900	33,723
Whole Foods Market, Inc.*	100	3,049
		385,962
Food Products (2.0%)
Archer-Daniels-Midland Co.	16,700	487,974
Campbell Soup Co.	100	3,262
ConAgra Foods, Inc.	400	8,672
Del Monte Foods Co.	12	139
General Mills, Inc.	800	51,504
H.J. Heinz Co.	200	7,950
Kellogg Co.	100	4,923

	Number of Shares	Value
COMMON STOCKS
Food Products
Kraft Foods, Inc. Class A	5,400	$141,858
Sara Lee Corp.	100	1,114
		707,396
Health Care Equipment & Supplies (2.2%)
Baxter International, Inc.	4,600	262,246
Becton, Dickinson and Co.	500	34,875
Boston Scientific Corp.*	16,100	170,499
Medtronic, Inc.	4,165	153,272
St. Jude Medical, Inc.*	2,300	89,723
Stryker Corp.	1,000	45,430
Thoratec Corp.*	100	3,027
		759,072
Health Care Providers & Services (0.9%)
Aetna, Inc.	1,000	27,830
AmerisourceBergen Corp.	200	4,476
Coventry Health Care, Inc.*	100	1,996
Express Scripts, Inc.*	500	38,790
Medco Health Solutions, Inc.*	2,300	127,213
Quest Diagnostics, Inc.	400	20,876
Tenet Healthcare Corp.*	300	1,764
UnitedHealth Group, Inc.	1,100	27,544
WellPoint, Inc.*	1,100	52,096
		302,585
Hotels, Restaurants & Leisure (2.8%)
Carnival Corp.	7,800	259,584
Cracker Barrel Old Country Store, Inc.	200	6,880
McDonald’s Corp.	10,700	610,649
Starbucks Corp.*	2,500	51,625
Yum! Brands, Inc.	1,000	33,760
		962,498
Household Durables (0.0%)
Newell Rubbermaid, Inc.	600	9,414

Household Products (2.4%)
Clorox Co.	166	9,764
Colgate-Palmolive Co.	4,200	320,376
Kimberly-Clark Corp.	300	17,694
The Procter & Gamble Co.	8,400	486,528
		834,362
Industrial Conglomerates (2.6%)
3M Co.	4,700	346,860
General Electric Co.	34,500	566,490
Textron, Inc.	100	1,898
		915,248
Insurance (3.1%)
Aflac, Inc.	3,600	153,864
American International Group, Inc.*	10	441
AON Corp.	2,500	101,725
Arthur J. Gallagher & Co.	100	2,437
CNA Financial Corp.*	100	2,414
Genworth Financial, Inc. Class A	100	1,195
Hartford Financial Services Group, Inc.	3,400	90,100
HCC Insurance Holdings, Inc.	100	2,735
Loews Corp.	4,800	164,400
Marsh & McLennan Cos., Inc.	300	7,419
MBIA, Inc.*	100	776
MetLife, Inc.	2,100	79,947
Principal Financial Group, Inc.	300	8,217

	Number of Shares	Value
COMMON STOCKS
Insurance
Prudential Financial, Inc.	3,600	$179,676
The Allstate Corp.	3,500	107,170
The Chubb Corp.	1,200	60,492
The Progressive Corp.*	400	6,632
The Travelers Cos., Inc.	2,300	113,229
		1,082,869
Internet & Catalog Retail (1.6%)
Amazon.com, Inc.*	5,700	532,152
Expedia, Inc.*	900	21,555
		553,707
Internet Software & Services (1.1%)
eBay, Inc.*	700	16,527
Google, Inc. Class A*	700	347,095
Yahoo!, Inc.*	1,100	19,591
		383,213
IT Services (1.0%)
Automatic Data Processing, Inc.	1,900	74,670
Cognizant Technology Solutions Corp. Class A*	900	34,794
Mastercard, Inc. Class A	800	161,720
Paychex, Inc.	300	8,715
The Western Union Co.	1,000	18,920
Visa, Inc. Class A	500	34,555
		333,374
Leisure Equipment & Products (0.0%)
Callaway Golf Co.	100	761
Eastman Kodak Co.	100	478
		1,239
Life Sciences Tools & Services (0.0%)
Life Technologies Corp.*	175	8,146

Machinery (0.4%)
Caterpillar, Inc.	2,300	118,059
Danaher Corp.	200	13,464
Eaton Corp.	100	5,659
Federal Signal Corp.	22	158
Illinois Tool Works, Inc.	300	12,813
The Manitowoc Co., Inc.	400	3,788
		153,941
Media (3.3%)
Comcast Corp. Class A	25,100	423,939
Gannett Co., Inc.	100	1,251
Interpublic Group of Cos., Inc.*	100	752
News Corp. Class A	9,500	113,905
Omnicom Group, Inc.	800	29,552
The DIRECTV Group, Inc.*	1,400	38,612
The McGraw-Hill Cos., Inc.	2,200	55,308
The Walt Disney Co.	200	5,492
Time Warner, Inc.	16,200	466,236
Viacom, Inc. Class B*	500	14,020
		1,149,067
Metals & Mining (1.1%)
Alcoa, Inc.	2,500	32,800
Freeport-McMoRan Copper & Gold, Inc.	600	41,166
Newmont Mining Corp.	5,200	228,904
Nucor Corp.	1,900	89,319
Titanium Metals Corp.	100	959

	Number of Shares	Value
COMMON STOCKS
Metals & Mining
Worthington Industries, Inc.	100	$1,390
		394,538
Multi-Utilities (2.8%)
Dominion Resources, Inc.	1,800	62,100
NiSource, Inc.	100	1,389
PG&E Corp.	2,000	80,980
Public Service Enterprise Group, Inc.	24,900	782,856
Sempra Energy	1,000	49,810
Xcel Energy, Inc.	300	5,772
		982,907
Multiline Retail (0.5%)
99 Cents Only Stores*	100	1,345
Family Dollar Stores, Inc.	400	10,560
Fred’s, Inc. Class A	100	1,273
Kohl’s Corp.*	1,200	68,460
Target Corp.	1,900	88,692
		170,330
Oil, Gas & Consumable Fuels (9.0%)
Anadarko Petroleum Corp.	600	37,638
Apache Corp.	7,100	651,993
Chesapeake Energy Corp.	1,900	53,960
Chevron Corp.	3,100	218,333
ConocoPhillips	13,300	600,628
Consol Energy, Inc.	100	4,511
Devon Energy Corp.	4,500	302,985
El Paso Corp.	100	1,032
EOG Resources, Inc.	100	8,351
Exxon Mobil Corp.	11,400	782,154
Hess Corp.	300	16,038
Marathon Oil Corp.	800	25,520
Murphy Oil Corp.	700	40,299
Noble Energy, Inc.	100	6,596
Occidental Petroleum Corp.	1,200	94,080
Peabody Energy Corp.	100	3,722
Southwestern Energy Co.*	400	17,072
Tesoro Corp.	100	1,498
The Williams Cos., Inc.	400	7,148
Valero Energy Corp.	13,000	252,070
XTO Energy, Inc.	300	12,396
		3,138,024
Paper & Forest Products (0.2%)
International Paper Co.	2,600	57,798

Personal Products (0.0%)
Avon Products, Inc.	400	13,584

Pharmaceuticals (7.6%)
Abbott Laboratories	3,000	148,410
Allergan, Inc.	200	11,352
Bristol-Myers Squibb Co.	41,036	924,131
Eli Lilly & Co.	1,200	39,636
Johnson & Johnson	4,000	243,560
Merck & Co., Inc.	2,300	72,749
Pfizer, Inc.	25,500	422,025
Schering-Plough Corp.	12,400	350,300
Teva Pharmaceutical Industries, Ltd. ADR	125	6,320
Wyeth	9,000	437,220
		2,655,703
Real Estate Investment Trusts (0.8%)
Annaly Capital Management, Inc.	6,400	116,096

	Number of Shares	Value
COMMON STOCKS
Real Estate Investment Trusts
Developers Diversified Realty Corp.	6	$55
Equity Residential	400	12,280
HCP, Inc.	400	11,496
Host Hotels & Resorts, Inc.	500	5,885
Kimco Realty Corp.	300	3,912
ProLogis	100	1,192
Public Storage	500	37,620
Simon Property Group, Inc.	821	57,002
Vornado Realty Trust	311	20,032
Walter Investment Management Corp.	36	577
		266,147
Real Estate Management & Development (0.0%)
Altisource Portfolio Solutions SA*	33	477
CB Richard Ellis Group, Inc. Class A*	100	1,174
		1,651
Road & Rail (0.6%)
Burlington Northern Santa Fe Corp.	100	7,983
CSX Corp.	2,600	108,836
Union Pacific Corp.	1,700	99,195
		216,014
Semiconductors & Semiconductor Equipment (4.5%)
Advanced Micro Devices, Inc.*	200	1,132
Applied Materials, Inc.	1,000	13,400
Broadcom Corp. Class A*	9,600	294,624
Intel Corp.	30,600	598,842
LSI Corp.*	200	1,098
Novellus Systems, Inc.*	100	2,098
Nvidia Corp.*	100	1,503
Texas Instruments, Inc.	27,800	658,582
		1,571,279
Software (1.7%)
Activision Blizzard, Inc.*	900	11,151
Adobe Systems, Inc.*	400	13,216
Autodesk, Inc.*	1,400	33,320
CA, Inc.	1,400	30,786
Compuware Corp.*	1,100	8,063
Intuit, Inc.*	600	17,100
Micros Systems, Inc.*	100	3,019
Microsoft Corp.	10,300	266,667
Novell, Inc.*	100	451
Oracle Corp.	7,400	154,216
Red Hat, Inc.*	100	2,764
Symantec Corp.*	2,400	39,528
TiVo, Inc.*	100	1,036
		581,317
Specialty Retail (2.0%)
Bed Bath & Beyond, Inc.*	100	3,754
Best Buy Co., Inc.	300	11,256
Foot Locker, Inc.	100	1,195
GameStop Corp. Class A*	500	13,235
Home Depot, Inc.	9,600	255,744
Lowe’s Cos., Inc.	3,800	79,572
Office Depot, Inc.*	100	662
RadioShack Corp.	600	9,942
Staples, Inc.	600	13,932
The Gap, Inc.	10,400	222,560
TJX Cos., Inc.	2,100	78,015
		689,867

	Number of Shares	Value
COMMON STOCKS
Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	700	$23,044
Hanesbrands, Inc.*	100	2,140
NIKE, Inc. Class B	900	58,230
The Warnaco Group, Inc.*	100	4,386
VF Corp.	100	7,243
		95,043
Thrifts & Mortgage Finance (0.0%)
Astoria Financial Corp.	100	1,104
Ocwen Financial Corp.*	100	1,132
		2,236
Tobacco (0.8%)
Altria Group, Inc.	1,500	26,715
Lorillard, Inc.	500	37,150
Philip Morris International, Inc.	4,200	204,708
Reynolds American, Inc.	600	26,712
		295,285
Wireless Telecommunication Services (0.1%)
Sprint Nextel Corp.*	11,600	45,820

TOTAL COMMON STOCKS (Cost $31,131,275)		34,323,112

TOTAL INVESTMENTS AT VALUE (98.4%) (Cost $31,131,275)		34,323,112

OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)		545,895

NET ASSETS (100.0%)		$34,869,007

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*         Non-income producing security.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Equities	$34,323,112	$—	$—	$34,323,112
Other Financial Instruments*	—	—	—	—
	$34,323,112	$—	$—	$34,323,112

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At September 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $31,131,275, $3,371,207, $(179,370) and $3,191,837, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:           Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:           Exhibits

1.                         The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 10, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 10, 2009